                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brookfield Asset Management Inc.
Address: Brookfield Place
         181 Bay Street, Suite 300
         Toronto, Ontario  M5J 2T3

Form 13F File Number: 028-14349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey Haar
Title: Senior Vice President, Legal
Phone: 416-956-5240

Signature, Place, and Date of Signing:


     /s/ Jeffrey Haar        Toronto, Ontario, Canada          05/16/2011
--------------------------  -------------------------  -------------------------
        [Signature]                  [Place]                   [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    13F File Number   Name
    ---------------   -------------------------------------
    028-13826         Brookfield Investment Management Inc.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         39
Form 13F Information Table Value Total: 10,646,196
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.   13F File Number   Name
   ---   ---------------   -----------------------------------------------------
   02    028-14362         Brookfield Asset Management Private Institutional
                           Capital Adviser (Canada) LP

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Brookfield Asset Management Inc.
FORM 13F
As of March 31, 2011

                                                                                                         Voting Authority
                                                        Value     Shares/  Sh/ Put/ Invstmt   Other  ------------------------
Name of Issuer               Title of class   CUSIP     (x$1000)  Prn Amt  Prn Call Dscretn Managers    Sole     Shared  None
---------------------------- ---------------- --------- --------  -------  --- ---- ------- -------- --------- --------- ----
AMN HEALTHCARE SERVICES      COM              001744101     1645    190000 SH       Defined             190000
ANNALY CAP MGMT INC          COM              035710409     8289    475000 SH       Defined             475000
APPLE INC.                   COM              037833100     1223      3508 SH       Defined               3508
ATLANTIC PWR CORP            COM              04878Q863     1785    118000 SH       Defined             118000
BANK OF AMERICA CORPORATION  COM              060505104    11331    850000 SH       Defined             850000
BANK OF AMERICA CORPORATION  *W EXP 10/28/201 060505153     1134    450000 SH       Defined             450000
BANK MONTREAL QUE            COM              063671101      332      5110 SH       Defined               5110
BANK NOVA SCOTIA HALIFAX     COM              064149107      417      6796 SH       Defined               6796
BARRICK GOLD CORP            COM              067901108     1671     32196 SH       Defined              32196
BAYTEX ENERGY CORP           COM              07317Q105     2335     40000 SH       Defined              40000
BEAZER HOMES USA INC         COM              07556Q105     1371    300000 SH       Defined             300000
BROOKFIELD HOMES CORP COM    COM              112723101   505800  53808460 SH       Defined           53808460
BROOKFIELD INFRAST PARTNERS  LP INT UNIT      G16252101     1087     48930 SH       Defined              48930
BROOKFIELD PPTYS CORP COM    COM              112900105  4418705 249362561 SH       Defined          249362561
CANADIAN NAT RES LTD         COM              136385101     3945     79810 SH       Defined              79810
CITIGROUP INC                COM              172967101    13260   3000000 SH       Defined            3000000
D R HORTON INC               COM              23331A109     5534    475000 SH       Defined             475000
DANAHER CORP                 COM              235851102     1308     25200 SH       Defined              25200
DIANA SHIPPING INC           COM              Y2066G104      592     50000 SH       Defined              50000
ENERPLUS CORP                COM              292766102     7078    223575 SH       Defined             223575
GENERAL GROWTH PPTYS INC NEW COM              370023103  5421074 350198591 SH       Defined 02                 350198591
GENERAL MTRS CO              COM              37045V100     7137    230000 SH       Defined             230000
GOLDCORP INC.                COM              380956409     1383     27774 SH       Defined              27774
HOWARD HUGHES CORP           COM              44267D107   171275   2424618 SH       Defined 02                   2424618
JPMORGAN CHASE & CO          COM              46625H100    10373    225000 SH       Defined             225000
JPMORGAN CHASE & CO          *W EXP 10/28/201 46634E114     1678    100000 SH       Defined             100000
LENNAR CORP                  CL B             526057302     6989    385700 SH       Defined             385700
M D C HLDGS INC              COM              552676108     1268     50000 SH       Defined              50000
MERITAGE HOMES CORP          COM              59001A102     1207     50000 SH       Defined              50000
MITEL NETWORKS CORP          COM              60671Q104     1860    395000 SH       Defined             395000
PENGROWTH ENERGY CORP        COM              70706P104     5479    396200 SH       Defined             396200
RESEARCH IN MOTION LTD       COM              760975102     2414     42695 SH       Defined              42695
ROGERS COMMUNICATIONS INC    CL B             775109200     1372     37685 SH       Defined              37685
ROYAL BK CDA MONTREAL QUE    COM              780087102     3694     59615 SH       Defined              59615
RYLAND GROUP INC             COM              783764103     7155    450000 SH       Defined             450000
SANDERSON FARMS INC          COM              800013104      781     17000 SH       Defined              17000
TECUMSEH PRODS CO            CL B             878895101     4770    500000 SH       Defined             500000
TORONTO DOMINION BK ONT      COM              891160509     3912     44160 SH       Defined              44160
TRANSCANADA CORP             COM              89353D107     3534     87193 SH       Defined              87193